Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade And Other Payables
Schedule of trade and other payables

	2025	2025	2024
	US$	S$	S$

Trade payables
- third parties	1,617,002	2,056,665	829,324
Accruals	1,131,435	1,439,072	1,074,868
GST payables	219,858	279,638	391,330
Other payables
- third parties	2,200,967	2,799,410	280,427
	5,169,262	6,574,785	2,575,949